Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	May 31, 2019	May 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (3,565,272)	$ (8,862)
Adjustments to reconcile net (loss) income to net cash (used in) operating activities:
Interest earned on marketable securities held in trust account	(403,984)	(521,702)
Depreciation expense	5,298
Amortization expense	85,677
Impairment of cost method investment	150,000
Debt forgiveness income	(369,206)
Issuance of shares for services	2,170,110
Changes in operating assets and liabilities:
Prepaid expenses	3,170
Security deposits	(12,318)
Deferred legal fees	(100,000)
Accrued expenses	641,270	63,579
Income taxes payable		(3,168)
Net cash used in operating activities	(1,395,255)	(470,153)
Cash flows from investing activities:
Investment of cash in Trust Account		(52,780,000)
Interest income released from Trust Account		406,050
Cash purchased in acquisition	75,930
Lease liability net of lease asset	775
Investment at cost	(150,000)
Purchase of property and equipment	(122,529)
Net cash provided by (used in) investing activities	(195,824)	(52,373,950)
Cash flows from financing activities:
Gross proceeds from sale of Units, net of commissions		50,860,100
Proceeds from sale of Private Units	1,925,000	2,615,000
Proceeds from note payable - related party, net	12,143	171,035
Repayment of note payable - related party, net		(120,089)
Settlement of redeemable common stock	(46,291,685)
Cash held in trust account used to settle common stock redemption obligation	(7,620,432)
Cash in trust	54,648,148
Repayment of offering costs		(253,880)
Net cash provided by financing activities	2,673,174	53,272,166
Net change in cash and cash equivalents	1,082,095	428,063
Cash and cash equivalents - beginning of period	458,063	30,000
Cash and cash equivalents - end of period	1,540,158	458,063
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest
Cash paid for income taxes
Supplemental Non-Cash Investing and Financing Information
Deferred underwriting fees charged to additional paid in capital		1,820,000
Deferred legal fees charged to additional paid in capital		100,000
Issuance of common stock issued to underwriters charged to additional paid in capital		44,327,271
Change in value of common stock subject to possible redemption		1,967,441
Offering costs charged to additional paid capital		25,000
Common stock issued for consideration in an acquisition	$ 6,090,000